RELATED PARTY TRANSACTIONS (Narrative) (Details)	1 Months Ended			12 Months Ended								1 Months Ended									12 Months Ended			1 Months Ended									12 Months Ended					1 Months Ended			12 Months Ended
	Nov. 30, 2012	Aug. 31, 2011	May 31, 2010	Jan. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2015 Director One [Member] USD ($)	Jan. 31, 2014 Director One [Member] USD ($)	Jan. 31, 2013 Director One [Member] USD ($)	Jan. 31, 2015 Directors and officers [Member] USD ($)	Jan. 31, 2014 Directors and officers [Member] USD ($)	Nov. 30, 2012 Company controlled by the Companys Chief Financial Officer [Member] USD ($)	Nov. 30, 2012 Company controlled by the Companys Chief Financial Officer [Member] CAD	Mar. 31, 2012 Company controlled by the Companys Chief Financial Officer [Member] CAD	Jan. 31, 2012 Company controlled by the Companys Chief Financial Officer [Member] CAD	Nov. 30, 2011 Company controlled by the Companys Chief Financial Officer [Member]	Aug. 31, 2011 Company controlled by the Companys Chief Financial Officer [Member] USD ($)	Aug. 31, 2011 Company controlled by the Companys Chief Financial Officer [Member] CAD	Jan. 31, 2011 Company controlled by the Companys Chief Financial Officer [Member] USD ($)	Jan. 31, 2011 Company controlled by the Companys Chief Financial Officer [Member] CAD	Jan. 31, 2015 Company controlled by the Companys Chief Financial Officer [Member] USD ($)	Jan. 31, 2014 Company controlled by the Companys Chief Financial Officer [Member] USD ($)	Jan. 31, 2013 Company controlled by the Companys Chief Financial Officer [Member] USD ($)	Nov. 30, 2012 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Nov. 30, 2012 Company controlled by the Companys Executive Vice President of Corporate Development [Member] CAD	Mar. 31, 2012 Company controlled by the Companys Executive Vice President of Corporate Development [Member] CAD	Jan. 31, 2012 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Nov. 30, 2011 Company controlled by the Companys Executive Vice President of Corporate Development [Member]	Aug. 31, 2011 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Aug. 31, 2011 Company controlled by the Companys Executive Vice President of Corporate Development [Member] CAD	Mar. 31, 2011 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Mar. 31, 2011 Company controlled by the Companys Executive Vice President of Corporate Development [Member] CAD	Jan. 31, 2015 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Jan. 31, 2014 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Jan. 31, 2013 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Feb. 26, 2014 Company controlled by the Companys Executive Vice President of Corporate Development [Member] Scenario, Forecast [Member] USD ($)	Feb. 26, 2014 Company controlled by the Companys Executive Vice President of Corporate Development [Member] Scenario, Forecast [Member] CAD	Nov. 30, 2012 President and CEO [Member] USD ($)	Nov. 30, 2012 President and CEO [Member] CAD	Aug. 31, 2012 President and CEO [Member] USD ($)	Jan. 31, 2015 President and CEO [Member] USD ($)	Jan. 31, 2015 President and CEO [Member] CAD	Jan. 31, 2014 President and CEO [Member] USD ($)	Jan. 31, 2013 President and CEO [Member] USD ($)	Jan. 31, 2015 Directors [Member] USD ($)	Jan. 31, 2014 Directors [Member] USD ($)	Jan. 31, 2013 Directors [Member] USD ($)
Due to Officers or Stockholders, Current										$ 15,910	$ 83,810										$ 8,611	$ 7,028											$ 0	$ 71,901		$ 91,284	101,675				$ 7,299		$ 4,881
Related Party Transaction, Amounts of Transaction				438,175	761,771	955,416	0	5,262																																					27,245	93,727	24,797
Consulting				395,531	651,776	941,385			13,411						15,000					12,500	162,522	173,958	181,442			15,000						12,500	14,464	243,327	192,795						7,237	7,000
Share-based Compensation				0	948	883,210															0	0	103,049				2,500						0	0	110,686										0	0	201,000
Discretionary cash bonus														10,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures						3,360,000						250,000	250,000				250,000	250,000	150,000	150,000				250,000	250,000				250,000	250,000	150,000	150,000						1,000,000	1,000,000	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 0.305						$ 0.305	0.305				$ 1.15	1.15	$ 0.80					$ 0.305	0.305				$ 1.15	1.15	$ 1.04							$ 0.305	0.305
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years	5 years	5 years	5 years		3 years										12 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period				(1,310,000)	(1,042,500)	(340,000)													137,500	137,500
Options vested duration																												12 months			12 months	12 months
Bonus Part of Salary																																								50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period						(240,000)
Class of Warrant or Right, Grants in Period, Net of Forfeitures				474,171	8,157,829
Due to Other Related Parties																																				67,335	75,000
Salaries, Wages and Officers' Compensation																																								250,000	233,944		245,497	161,199
Relocation Allowance																																									$ 34,048